Supplement to the Statement of Additional Information The date of this supplement is June 22, 2022. For the MFS® Funds listed below:

MFS® CORE BOND FUND	MFS® LIFETIME 2050 FUND
MFS® CORPORATE BOND FUND	MFS® LIFETIME 2055 FUND
MFS® LIFETIME 2020 FUND	MFS® LIFETIME 2060 FUND
MFS® LIFETIME 2025 FUND	MFS® LIFETIME 2065 FUND
MFS® LIFETIME 2030 FUND	MFS® LIFETIME INCOME FUND
MFS® LIFETIME 2035 FUND	MFS® LIMITED MATURITY FUND
MFS® LIFETIME 2040 FUND	MFS® MUNICIPAL LIMITED MATURITY FUND
MFS® LIFETIME 2045 FUND	MFS® TOTAL RETURN BOND FUND

Effective June 22, 2022, the “Ticker Symbol” table on the cover page is amended to include the following:

Ticker Symbol
Fund	Class A	Class B	Class C	Class 529A	Class 529B	Class 529C
MFS® Series Trust XII:
MFS® Core Bond Fund	MCBEX	N/A	MCBCX	N/A	N/A	N/A

Ticker Symbol
Fund	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
MFS® Series Trust XII:
MFS® Core Bond Fund	MCBFX	MCBGX	MCBHX	MCBJX	MCBKX	MCBMX

Effective immediately, the following sentences are added to the paragraph following the "Ticker Symbol" table:

In addition, this SAI should be read in conjunction with the Prospectus dated June 22, 2022, for MFS Core Bond Fund, as may be amended or supplemented from time to time. MFS Core Bond Fund had not commenced operations as of the fiscal year ended April 30, 2022; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

MFS Core Bond Fund's fiscal year end is April 30. Certain information for MFS Core Bond Fund as of April 30, 2021, is not included in this Statement of Additional Information because the Fund had not commenced operations as of April 30, 2021.

Effective June 22, 2022, the first paragraph of the sub-section entitled “Organization of the Fund” under the main heading entitled “Management of the Fund” is restated in its entirety as follows:

Organization of the Fund

MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund, each an open-end investment company, are series of MFS Series Trust IX, a Massachusetts business trust organized in 1985. MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund are diversified funds.

MFS Core Bond Fund, MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund, each an open-end investment company, are series of MFS Series Trust XII, a Massachusetts business trust organized in 2005. MFS Core Bond Fund, MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund are diversified funds.

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Effective June 22, 2022, the following paragraph is added to the section under the sub-heading “Investment Advisory Agreement” within the sub-section entitled “Investment Adviser” under the main heading entitled “Management of the Fund”:

For MFS Core Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.325% of the Fund's average daily net assets annually up to $1 billion; 0.31% of the Fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.30% of the Fund's average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least August 31, 2023. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.64% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.39% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.39% of the class' average daily net assets annually for each of Class I and Class R4 shares, 0.89% of the class' average daily net assets annually for Class R2 shares, and 0.33% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least August 31, 2023.

Effective June 22, 2022, the second paragraph of the sub-section entitled “Custodian” under the main heading entitled “Management of the Fund” is restated in its entirety as follows:

JPMorgan Chase Bank ("JPMorgan”), with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of MFS Core Bond Fund, MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J.P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares.

Effective June 22, 2022, the following is added to the end of the section entitled “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(S) AND FINANCIAL STATEMENTS”:

Ernst & Young LLP, also serves as the independent registered public accounting firm for MFS Core Bond Fund, providing audit and related services, tax return review, and assistance in connection with various SEC filings.

MFS Core Bond Fund had not commenced operations as of the fiscal year ended April 30, 2021; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

Effective June 22, 2022, the section under the main heading entitled “APPENDIX A – TRUSTEES AND OFFICERS-IDENTIFICATION AND BACKGROUND” is restated in its entirety as follows:

The Trustees and Officers of the Trust, as of May 1, 2022, are listed below, together with their principal occupations during the past five years (their titles may have varied during that period). The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

TRUSTEES

Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)

INTERESTED TRUSTEE
Michael W. Roberge(3) age 55	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)

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Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)

INDEPENDENT TRUSTEES
John P. Kavanaugh age 67	Trustee and Chair of Trustees	January 2009	136	Private investor
Steven E. Buller age 70	Trustee	February 2014	136	Private investor
John A. Caroselli age 67	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)
Maureen R. Goldfarb age 67	Trustee	January 2009	136	Private investor
Peter D. Jones age 66	Trustee	January 2019	136	Private investor
James W. Kilman, Jr. age 61	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 – May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	alpha-En Corporation, Director (2016 - 2019)
Clarence Otis, Jr. age 66	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke age 66	Trustee	May 2014	136	Private investor
Laurie J. Thomsen age 64	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

OFFICERS

Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Christopher R. Bohane(3) age 48	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
Kino P. Clark(3) age 53	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President

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Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
John W. Clark, Jr.(3) age 55	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head – Treasurer's Office (until February 2017)
David L. DiLorenzo(3) age 53	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin(3) age 54	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (until January 2017)
Brian E. Langenfeld(3) age 49	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Rosa E. Licea-Mailloux(3) age 45	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021); Senior Director Compliance (2021-2022); Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian(3) age 43	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira(3) age 51	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

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Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Kasey L. Phillips(3) age 51	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe(3) age 47	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Senior Vice President and Assistant General Counsel
James O. Yost(3) age 61	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President

(1)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(2)	Directorships or trusteeships of companies required to report to the SEC (i.e., “public companies”).
(3)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee (other than Messrs. Jones, Kilman, and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Fund on January 1, 2021, and Messrs. Jones and Kilman became Trustees of the Fund on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

The Interested Trustee and certain Officers hold comparable officer positions with certain affiliates of MFS.

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. The current members of the Board have joined the Board at different points in time since 2005. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual's ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Trustee of the Trusts. Following is a summary of each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board:

Interested Trustee:

Michael W. Roberge

Mr. Roberge is Chairman and Chief Executive Officer of MFS (the MFS Funds’ investment adviser) and is a member of the firm's Management Committee and Chairman of the MFS Board of Directors. As Chief Executive Officer, Mr. Roberge sets the strategic priorities for MFS, leading a team responsible for the investment, distribution, finance, human resources, legal and technology functions at the firm. He has substantial executive and investment management experience, having worked for MFS for over 25 years.

Independent Trustees:

Steven E. Buller, CPA

Mr. Buller has substantial accounting, investment management, and executive experience at firms within the investment management industry. Mr. Buller was the Chief Financial Officer and Managing Director of BlackRock, Inc. ("BlackRock"), where he oversaw BlackRock’s tax department, internal audit and control functions, and the global corporate and investment company accounting policy. Prior to joining BlackRock, Mr. Buller was an auditor at Ernst & Young LLP for over 30 years, where he served as Global Director of Asset Management and as the audit partner for various investment company complexes. Mr. Buller was chairman of the Financial Accounting Standards Advisory Council, and was a member of the Standing Advisory Group of the Public Company Accounting Oversight Board (the PCAOB). He has also served on the boards of BlackRock Finco UK, a privately-held company, and Person-to-Person, a community service organization.

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John A. Caroselli

Mr. Caroselli has substantial senior executive experience in the financial services industry. Mr. Caroselli is the president of JC Global Advisors, LLC, where he provides consulting services with specialization in strategy development and execution, merger integration, market growth plan design and organizational development. He served as Executive Vice President and Chief Development Officer of First Capital Corporation, Executive Vice President and Chief Strategy Officer of KeySpan Corporation, and Executive Vice President of Corporate Development of AXA Financial. Mr. Caroselli also held senior officer positions with Chase Manhattan Corporation, Chemical Bank, and Manufacturers Hanover Trust.

Maureen R. Goldfarb

Ms. Goldfarb has substantial executive and board experience at firms within the investment management industry. She was the Chief Executive Officer and Chairman of the Board of Trustees of the John Hancock Funds and an Executive Vice President of John Hancock Financial Services, Inc. Prior to joining John Hancock, Ms. Goldfarb was a Senior Vice President with Massachusetts Mutual Life Insurance Company. She also held various marketing, distribution, and portfolio management positions with other investment management firms. Ms. Goldfarb is a former member of the Board of Governors of the Investment Company Institute.

Peter D. Jones

Mr. Jones has substantial senior executive, accounting and investment management experience at firms within the investment management industry. Mr. Jones was the Chairman of Franklin Templeton Institutional, LLC and President of Franklin Templeton Distributors Inc. Mr. Jones formerly was the President of IDEX Distributors, Inc., which oversaw the formation and launch of IDEX Mutual Funds (now part of Transamerica Funds). Mr. Jones is a member of the Investment Advisory Council of the Florida State Board of Administration. Mr. Jones was formerly a CPA and served as Tax Manager at PricewaterhouseCoopers in Tampa, Florida and Atlanta, Georgia. Mr. Jones is a member of the Investment Committee and a former trustee of the Florida State University Foundation.

John P. Kavanaugh

Mr. Kavanaugh has substantial executive, investment management, and board experience at firms within the investment management and mutual fund industry and is a Chartered Financial Analyst. He was the Chief Investment Officer of The Hanover Insurance Group, Inc., and the President and Chairman of Opus Investment Management, Inc., an investment adviser. Mr. Kavanaugh held research and portfolio management positions with Allmerica Financial and PruCapital, Inc. He previously served on the board of the Independent Directors Council, a unit of the Investment Company Institute which serves the mutual fund independent director community.

James W. Kilman, Jr.

Mr. Kilman has substantial senior executive and investment banking management experience at firms within the investment management industry. Mr. Kilman is currently a Senior Advisor to Burford Capital Limited, a global finance and investment management firm focusing on the law, and the Chief Executive Officer of KielStrand Capital LLC, a family office merchant bank that makes and manages investments and oversees philanthropic activities. Previously, Mr. Kilman served as the Chief Financial Officer of Burford Capital Limited. Mr. Kilman formerly was the Vice Chairman, Co-Head of Diversified Financials Coverage in the Financial Institutions Banking Group at Morgan Stanley & Co. Prior to joining Morgan Stanley, Mr. Kilman was Managing Director in the Advisory Group within the Fixed Income Division's Mortgage Department at Goldman Sachs & Co. Mr. Kilman also held managerial and investment positions with ABN AMRO Inc. and PaineWebber Inc.

Clarence Otis, Jr.

Mr. Otis has substantial executive, financial, and board experience at publicly-traded and privately-held companies. Mr. Otis was the Chairman and Chief Executive Officer of Darden Restaurants, Inc., the world’s largest full-service restaurant company, and where he previously served in other senior positions at Darden Restaurants, including Chief Financial Officer and Executive Vice President. Mr. Otis is a director of VF Corporation, Verizon Communications, Inc., and The Travelers Companies. He is a former director of the Federal Reserve Bank of Atlanta.

Maryanne L. Roepke

Ms. Roepke has substantial executive and compliance experience within the investment management industry.  She was a Senior Vice President and the Chief Compliance Officer of American Century Investments, Inc., where she worked for over 30 years. Ms. Roepke served on the board of the American Century SICAV, a mutual fund complex. She currently is a trustee of Rockhurst University. She is a former member of the Investment Company Institute’s Chief Compliance Officer Committee and Risk Management Advisory Committee.

Laurie J. Thomsen

Ms. Thomsen has substantial venture capital financing experience, as well as board experience at publicly-traded and privately-held companies. Ms. Thomsen was a co-founding General Partner of Prism Venture Partners, a venture capital firm investing in healthcare and technology companies, and served as an Executive Partner of New Profit, Inc., a venture philanthropy firm. Prior to that, she was a General Partner at Harbourvest Partners, a venture capital firm. Ms. Thomsen is a director of The Travelers Companies, Inc. and Dycom Industries, Inc.

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Effective June 22, 2022, the following is added to the table entitled “Trustee Compensation Table” under the main heading entitled “APPENDIX B – TRUSTEE COMPENSATION AND COMMITTEES”:

Trustee Compensation Table

	Name and Position
	Interested Trustees		Independent Trustees
Aggregate Compensation Paid by Fund	Robert J. Manning[1]	Michael W. Roberge[2]	Steven E. Buller	John A. Caroselli	Maureen R. Goldfarb	Peter D. Jones	John P. Kavanaugh	James W. Kilman Jr.	Clarence Otis Jr.	Maryanne L. Roepke	Laurie J. Thomsen
MFS Core Bond Fund[3]	Not Applicable	Not Applicable	$222	$222	$222	$222	$222	$222	$222	$222	$222
Total Trustee Compensation Paid by Fund and Fund Complex[4]	Not Applicable	Not Applicable	$419,750	$413,500	$413,500	$403,500	$478,500	$407,500	$407,500	$417,500	$413,500

1 Mr. Manning retired as Trustee of the Fund on December 31, 2021.

2 Mr. Roberge became a Trustee of the Fund on January 1, 2021.

3 Estimated amounts for the fiscal year ended April 30, 2023.

4 For the calendar year 2021 for 134 funds that paid Trustee compensation.

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Effective June 22, 2022, the section entitled “APPENDIX C – SHARE OWNERSHIP” is restated in its entirety as follows:

Ownership By Trustees and Officers

As of June 1, 2022, the Trustees and Officers of the Trust as a group owned of record less than 1% of any class of the Fund's shares. The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in the MFS Funds, as of December 31, 2021. No Trustee owned shares of MFS Core Bond Fund as of December 31, 2021, because shares of MFS Core Bond Fund had not been offered for sale as of December 31, 2021.

The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. Over $100,000

Name and Position	Dollar Range of Equity Securities in MFS Corporate Bond Fund	Dollar Range of Equity Securities in MFS Lifetime 2020 Fund	Dollar Range of Equity Securities in MFS Lifetime 2025 Fund	Dollar Range of Equity Securities in MFS Lifetime 2030 Fund
Interested Trustee
Michael W. Roberge	N	N	N	N
Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	B	N	N	N
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	D	N	N	N
Laurie J. Thomsen	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Lifetime 2035 Fund	Dollar Range of Equity Securities in MFS Lifetime 2040 Fund	Dollar Range of Equity Securities in MFS Lifetime 2045 Fund	Dollar Range of Equity Securities in MFS Lifetime 2050 Fund
Interested Trustee
Michael W. Roberge	N	N	N	N
Independent Trustees	N	N	N	N
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	N	N	N	N
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

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Name and Position	Dollar Range of Equity Securities in MFS Lifetime 2055 Fund	Dollar Range of Equity Securities in MFS Lifetime 2060 Fund	Dollar Range of Equity Securities in MFS Lifetime 2065 Fund	Dollar Range of Equity Securities in MFS Lifetime Income Fund
Interested Trustee
Michael W. Roberge	N	N	N	N
Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	N	N	N	N
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Limited Maturity Fund	Dollar Range of Equity Securities in MFS Municipal Limited Maturity Fund	Dollar Range of Equity Securities in MFS Total Return Bond Fund	Aggregate Dollar Range of Equity Securities in All MFS Funds Overseen by Trustee
Interested Trustee
Michael W. Roberge	N	N	N	D
Independent Trustees
Steven E. Buller	N	N	N	D
John A. Caroselli	N	N	N	D
Maureen R. Goldfarb	N	N	N	D
Peter D. Jones	D	N	N	D
John P. Kavanaugh	B	N	C	D
James W. Kilman, Jr.	N	B	B	D
Clarence Otis, Jr.	N	N	N	D
Maryanne L. Roepke	N	N	N	D
Laurie J. Thomsen	N	N	N	D

25% or Greater Ownership of the Fund

The following table identifies those investors who own 25% or more of the Fund’s voting shares as of June 1, 2022. Shareholders who own 25% or more of the Fund’s shares may have a significant impact on any shareholder vote of the Fund.

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS CORPORATE BOND FUND	None	None

MFS LIFETIME 2020 FUND	None	None

MFS LIFETIME 2025 FUND	None	None

1048341	9	AUGUST-SAI-COMBINED-SUP-I-062222

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2030 FUND	None	None

MFS LIFETIME 2035 FUND	None	None

MFS LIFETIME 2040 FUND	None	None

MFS LIFETIME 2045 FUND	None	None

MFS LIFETIME 2050 FUND	None	None

MFS LIFETIME 2055 FUND	None	None

MFS LIFETIME 2060 FUND	None	None

MFS LIFETIME 2065 FUND	60.11	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632

MFS LIFETIME INCOME FUND	None	None

MFS LIMITED MATURITY FUND	None	None

MFS MUNICIPAL LIMITED MATURITY FUND	None	None

MFS TOTAL RETURN BOND FUND	None	None

As of June 1, 2022, no shares of MFS Core Bond Fund were owned because the Fund had not yet commenced operations.

5% or Greater Ownership of Share Class

The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund’s outstanding shares as of June 1, 2022.

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS CORPORATE BOND FUND CLASS A	72.45	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS CORPORATE BOND FUND CLASS B	13.58	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	12.12	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	11.98	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	9.39	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	7.20	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	27.9	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632

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FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS CORPORATE BOND FUND
CLASS C	16.48	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	13.67	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET STSAINT LOUIS MO 63103-2523
	13.38	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	10.29	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	9.95	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901
	7.79	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	6.61	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	5.58	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS CORPORATE BOND FUND
CLASS I	29.21	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	9.16	CHARLES SCHWAB & CO INC 211 MAIN STREETSAN FRANCISCO CA 94105-1901
	8.66	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	8.31	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET STSAINT LOUIS MO 63103-2523
	8.02	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.58	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.00	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
MFS CORPORATE BOND FUND
CLASS R1	35.10	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	7.68	YUPPIE PUPPY PET PRODUCTS, INC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	5.23	SUPERIOR BIOLOGICS INC & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	21.22	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	21.22	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	12.79	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	7.15	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	6.10	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	6.10	ADVISOR TRUST, INC. 717 17TH ST STE 1300 DENVER CO 80202-3304
	5.49	FREDRIC BONINE & SHAWN BONINE REDRIC L BONINE DDS C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
MFS CORPORATE BOND FUND
CLASS R2	34.01	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	13.80	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	13.80	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	11.63	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	9.61	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	9.41	VOYA RETIREMENT INS & ANNUITY CO 1 ORANGE WAY B3N WINDSOR CT 06095-4773
	7.31	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	7.31	ADVISOR TRUST, INC. 717 17TH ST STE 1300 DENVER CO 80202-3304

1048341	11	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS CORPORATE BOND FUND CLASS R3	79.48	PIMS/PRUDENTIAL 980 KELLY JOHNSON DR SUITE 100 LAS VEGAS NV 89119-3785
	79.48	MGM RESORTS 980 KELLY JOHNSON DR SUITE 100 LAS VEGAS NV 89119-3785
	7.53	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	5.37	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
MFS CORPORATE BOND FUND CLASS R4	67.90	PRUDENTIAL BANK & TRUST 280 TRUMBULL ST HARTFORD CT 06103-3509
	67.90	EDWARD JONES 280 TRUMBULL ST HARTFORD CT 06103-3509
	8.58	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	8.58	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	7.90	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	5.43	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS CORPORATE BOND FUND CLASS R6	89.17	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS LIFETIME 2020 FUND CLASS A	13.29	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	8.99	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.83	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	40.06	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2020 FUND CLASS B	17.40	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	12.38	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	9.73	DALE L BAKER 206 SHARPE AVE K ANNAPOLIS NC 28083-4551
	9.29	JANICE M COOPER 4949 LIBERTY LN STE 5 WESCOSVILLE PA 18106-9017
	7.17	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	6.93	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET STSAINT LOUIS MO 63103-2523
	6.37	KENNETH J SELANDER JR 3829C S EDMUNDS ST SEATTLE WA 98118-1729
	46.85	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2020 FUND
CLASS C	16.53	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	15.79	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	9.84	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	6.87	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	42.12	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2020 FUND CLASS I	18.43	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	15.14	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091

1048341	12	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	12.30	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.85	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	25.53	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2020 FUND
CLASS R1	52.52	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	21.29	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	7.05	COLLAGEN MATRIX 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	19.77	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	19.77	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
MFS LIFETIME 2020 FUND
CLASS R2	21.43	MID ATLANTIC TRUST CO 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	16.96	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	31.01	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	11.12	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	8.35	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	6.38	HARTFORD 1 HARTFORD PLZ HARTFORD CT 06155-0001
MFS LIFETIME 2020 FUND CLASS R3	22.10	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	17.76	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
	21.35	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	12.36	LINCOLN RETPLAN SERVICES COMPANY PO BOX 7876 T WAYNE IN 46801-7876
	9.84	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	8.55	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023
	7.48	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	6.95	JOHN HANCOCK TRUST CO LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324
MFS LIFETIME 2020 FUND CLASS R4	35.34	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	34.99	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
	22.67	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	20.98	SMC CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	22.35	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS LIFETIME 2020 FUND
CLASS R6	28.56	T ROWE PRICE RETIREMENT PLAN SERVICES INC 4515 PAINTERS MILL RD OWINGS MILLS MD 21117-4903
	20.02	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	17.03	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	8.04	MATRIX TRUST COMPANY PO BOX 52129 PHOENIX AZ 85072-2129
	7.96	ROMAN CATHOLIC ARCHDIOCESE OF INDPL PO BOX 52129 PHOENIX AZ 85072-2129

1048341	13	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2025 FUND CLASS A	12.66	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	12.38	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	8.88	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	8.77	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	8.27	MURRAY BRESLER TRUSTEE MURRAY T BRESLER TRAVEL CENTRE LTD STANFORD AVE SAINT LOUIS MO 63130-3612
	32.92	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2025 FUND CLASS B	16.79	RONALD W RANDAZZO PO BOX 250 PELHAM NH 03076-0250
	15.24	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	10.70	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	8.20	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	55.65	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2025 FUND CLASS C	17.74	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	10.89	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	8.53	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	7.64	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	5.13	JILL S GINSBERG E1132924 NE TILLAMOOK ST PORTLAND OR 97212-5067
	38.72	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2025 FUND CLASS I	20.63	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	19.20	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET STSAINT LOUIS MO 63103-2523
	15.54	DAVID WILLIAM MEDEIROS 43 PRINCEDALE RD LONDON UK W114NP UNITED KINGDOM
	15.00	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.71	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	33.23	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2025 FUND
CLASS R1	83.73	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	38.93	COLLAGEN MATRIX 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	22.82	JOHN A WILLIAMS 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	13.83	OPEN MRI OF ALLENTOWN LLC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	7.70	KID BIZ LLC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	16.26	MARCEL REMSON AMERICAS MORTGAGE RESOURCES 3317 N I-10 SERVICE RD STE 200 METAIRIE LA 70002
MFS LIFETIME 2025 FUND CLASS R2	71.38	MASS MUTUAL LIFE INSURANCE CO 1295 STATE STSPRINGFIELD MA 01111-0001

1048341	14	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	13.61	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	9.14	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
MFS LIFETIME 2025 FUND
CLASS R3	18.82	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	16.57	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	16.50	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
	14.54	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023
	10.42	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	8.18	JOHN HANCOCK TRUST CO LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324
	8.05	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	5.82	LINCOLN RETPLAN SERVICES COMPANY PO BOX 7876 T WAYNE IN 46801-7876
	5.27	MASS MUTUAL LIFE INSURANCE CO 1295 STATE STSPRINGFIELD MA 01111-0001
MFS LIFETIME 2025 FUND
CLASS R4	38.10	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	34.76	SMC CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	22.60	FULTON BANK NA PO BOX 3215 LANCASTER PA 17604-3215
	21.57	NEW PIG CORPORATION PO BOX 3215 LANCASTER PA 17604-3215
	11.88	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	11.68	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	9.04	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
MFS LIFETIME 2025 FUND
CLASS R6	42.51	T ROWE PRICE RETIREMENT PLAN SERVICES INC 4515 PAINTERS MILL RD OWINGS MILLS MD 21117-4903
	14.74	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	9.49	MATRIX TRUST COMPANY PO BOX 52129 PHOENIX AZ 85072-2129
	8.89	ROMAN CATHOLIC ARCHDIOCESE OF INDPL PO BOX 52129 PHOENIX AZ 85072-2129
	6.58	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	6.29	GREAT-WEST TRUST COMPANY LLC 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	5.70	DCGT 711 HIGH ST DES MOINES IA 50392-0001
MFS LIFETIME 2030 FUND CLASS A	10.82	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	9.82	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.40	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	40.54	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2030 FUND
CLASS B	18.00	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	8.77	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	55.00	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632

1048341	15	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2030 FUND
CLASS C	9.70	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	8.44	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	8.08	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	6.88	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.28	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	41.02	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2030 FUND
CLASS I	31.45	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	15.41	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	8.43	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	5.67	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	18.01	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2030 FUND
CLASS R1	58.21	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	30.11	CAROLINA KIDS PEDIATRIC ASSOCI 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	19.17	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	11.08	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	11.08	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	6.44	MATRIX TRUST COMPANY 717 17TH ST STE 1300DENVER CO 80202-3304
	5.03	BARRINGTON BAPTIST CHURCH (RI) 717 17TH ST STE 1300 DENVER CO 80202-3304
MFS LIFETIME 2030 FUND
CLASS R2	22.49	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	21.41	MASS MUTUAL LIFE INSURANCE CO 1295 STATE ST SPRINGFIELD MA 01111-0001
	17.99	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	14.92	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	14.92	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
MFS LIFETIME 2030 FUND CLASS R3	16.95	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	14.40	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
	15.37	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	12.45	LINCOLN RETPLAN SERVICES COMPANY PO BOX 7876 T WAYNE IN 46801-7876
	5.36	LANGUAGE LINE SERVICES PO BOX 7876 T WAYNE IN 46801-7876
	12.29	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023
	11.81	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	7.67	JOHN HANCOCK TRUST CO LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324
	6.81	DCGT 711 HIGH ST DES MOINES IA 50392-0001

1048341	16	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2030 FUND CLASS R4	27.49	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	26.81	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	27.22	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	22.97	SMC CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	18.34	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	11.75	FULTON BANK NA PO BOX 3215 LANCASTER PA 17604-3215
	9.68	NEW PIG CORPORATION PO BOX 3215 LANCASTER PA 17604-3215
	6.20	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
MFS LIFETIME 2030 FUND
CLASS R6	31.15	T ROWE PRICE RETIREMENT PLAN SERVICES INC 4515 PAINTERS MILL RD OWINGS MILLS MD 21117-4903
	16.23	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	13.64	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	11.09	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	5.56	MATRIX TRUST COMPANY PO BOX 52129 PHOENIX AZ 85072-2129
	5.34	ROMAN CATHOLIC ARCHDIOCESE OF INDPL PO BOX 52129 PHOENIX AZ 85072-2129
MFS LIFETIME 2035 FUND CLASS A	15.31	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	14.69	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	7.73	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	7.10	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	40.61	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2035 FUND
CLASS B	16.88	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.54	MICHELLE E FLETCHER 39 PILGRIM RD NATICK MA 01760-3225
	6.98	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.43	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	5.26	ROBIN L SCHUTT 260 MC BISMARK RD GRAND ISLAND NE 68801-0319
	65.94	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2035 FUND CLASS C	10.83	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	8.67	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET STSAINT LOUIS MO 63103-2523
	64.14	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2035 FUND CLASS I	24.92	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	14.56	PETER H BUNNELL 5 RINGOLD ST BOSTON MA 02118-3615
	8.83	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995

1048341	17	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	6.22	THERESA T ROONEY 1140 OAK AVE APT 3 EVANSTON IL 60202-4243
	36.59	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2035 FUND
CLASS R1	80.64	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	73.15	COLLAGEN MATRIX 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	19.36	MARCEL REMSON AMERICAS MORTGAGE RESOURCES IN 3317 N I-10 SERVICE RD STE 200 METAIRIE LA 70002
MFS LIFETIME 2035 FUND CLASS R2	50.49	MASS MUTUAL LIFE INSURANCE CO 1295 STATE STSPRINGFIELD MA 01111-0001
	13.62	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	9.17	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	6.27	VOYA RETIREMENT INS & ANNUITY CO 1 ORANGE WAY B3N WINDSOR CT 06095-4773
	5.38	HARTFORD 1 HARTFORD PLZ HARTFORD CT 06155-0001
MFS LIFETIME 2035 FUND
CLASS R3	25.79	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	17.10	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023
	8.63	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	8.36	JOHN HANCOCK TRUST CO LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324
	7.62	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAYCOVINGTON KY 41015-1999
	7.54	LINCOLN RETPLAN SERVICES COMPANY PO BOX 7876 T WAYNE IN 46801-7876
	6.08	POST ACUTE MEDICAL LLC PO BOX 7876 T WAYNE IN 46801-7876
	6.83	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	6.71	MASSMUTUAL REGISTERED PRODUCT PO BOX 28004 ATLANTA GA 30358-0004
	5.99	DCGT 711 HIGH ST DES MOINES IA 50392-0001
MFS LIFETIME 2035 FUND
CLASS R4	47.01	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	44.55	SMC CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	19.47	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	8.55	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	6.79	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
	8.17	FULTON BANK NA PO BOX 3215 LANCASTER PA 17604-3215
	7.20	NEW PIG CORPORATION PO BOX 3215 LANCASTER PA 17604-3215
	7.19	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	5.20	ENKI HEALTH & RESEARCH SYSTEMS 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
MFS LIFETIME 2035 FUND
CLASS R6	36.34	T ROWE PRICE RETIREMENT PLAN SERVICES INC 4515 PAINTERS MILL RD OWINGS MILLS MD 21117-4903
	14.18	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	12.88	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995

1048341	18	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	8.00	GREAT-WEST TRUST COMPANY LLC 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	7.12	MATRIX TRUST COMPANY PO BOX 52129 PHOENIX AZ 85072-2129
	5.99	ROMAN CATHOLIC ARCHDIOCESE OF INDPL PO BOX 52129 PHOENIX AZ 85072-2129
	5.98	DCGT 711 HIGH ST DES MOINES IA 50392-0001
MFS LIFETIME 2040 FUND CLASS A	12.13	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	8.55	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	8.14	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	6.50	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	6.00	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	39.35	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2040 FUND
CLASS B	19.02	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	10.63	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	9.80	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	7.59	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	45.87	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2040 FUND CLASS C	10.03	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.60	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	54.23	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2040 FUND
CLASS I	33.72	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.85	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	6.03	JONATHAN D MARSTON 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
	30.70	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2040 FUND
CLASS R1	60.26	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	11.50	COLLAGEN MATRIX 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	11.15	DELTA-ONE SOFTWARE INC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	10.17	CAROLINA KIDS PEDIATRIC ASSOCI 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	8.53	OAKTREE FUNDING CORP 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	6.18	NEVADA AUTO GUIDE 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	21.61	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	10.76	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	10.76	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529

1048341	19	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2040 FUND
CLASS R2	28.02	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	17.00	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	15.44	MASS MUTUAL LIFE INSURANCE CO 1295 STATE STSPRINGFIELD MA 01111-0001
	15.00	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	15.00	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
MFS LIFETIME 2040 FUND
CLASS R3	23.78	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	12.58	LINCOLN RETPLAN SERVICES COMPANY PO BOX 7876 T WAYNE IN 46801-7876
	12.03	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	11.05	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023
	9.22	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	8.30	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
	8.50	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	7.28	JOHN HANCOCK TRUST CO LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324
	5.52	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAYCOVINGTON KY 41015-1999
MFS LIFETIME 2040 FUND CLASS R4	29.08	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	27.26	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	23.04	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	20.37	SMC CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	16.72	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	13.15	FULTON BANK NA PO BOX 3215 LANCASTER PA 17604-3215
	10.74	NEW PIG CORPORATION PO BOX 3215 LANCASTER PA 17604-3215
	9.43	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	7.72	ENKI HEALTH & RESEARCH SYSTEMS 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
MFS LIFETIME 2040 FUND
CLASS R6	28.47	T ROWE PRICE RETIREMENT PLAN SERVICES INC 4515 PAINTERS MILL RD OWINGS MILLS MD 21117-4903
	14.67	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	11.98	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	11.75	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	5.87	MATRIX TRUST COMPANY PO BOX 52129 PHOENIX AZ 85072-2129
	5.13	LINCOLN RETPLAN SERVICES COMPANY PO BOX 7876 T WAYNE IN 46801-7876
	5.13	ATLANTIC BROADBAND PO BOX 7876 T WAYNE IN 46801-7876
MFS LIFETIME 2045 FUND CLASS A	28.18	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	7.97	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	5.67	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710

1048341	20	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	38.44	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2045 FUND
CLASS B	21.36	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	11.26	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	10.01	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
	7.90	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.54	HEATHER R B DAVIS 1562 PATTERSON RD HIDDENITE NC 28636-6252
	5.62	JESSICA A MATTHEWS 516 WENDELL RD WARWICK MA 01378-9357
	48.61	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2045 FUND CLASS C	12.54	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	9.65	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.76	KATY L BILDER 1056 SHELAHAMER RD HARRISBURG PA 17112-9027
	63.97	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2045 FUND CLASS I	31.32	ALLAN R DUCKETT 1154 GLEN RD LAFAYETTE CA 94549-3012
	14.23	PAI TRUST COMPANY INC 1300 ENTERPRISE DR DE PERE WI 54115-4934
	14.23	TIME WISE FINANCIAL, LLC 1300 ENTERPRISE DR DE PERE WI 54115-4934
	8.62	JOE ALCORN 33143 PAMPA CT TEMECULA CA 92592-7208
	7.82	NANCY E ALCORN 33143 PAMPA CT TEMECULA CA 92592-7208
	7.65	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	7.55	TIMOTHY W DITTMER & CATHERINE S DITTMER 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
	5.41	AMANDA G HANCOCK 904 STEPHANIE LN ALTUS OK 73521-1332
	26.99	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2045 FUND
CLASS R1	99.71	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	60.78	COLLAGEN MATRIX 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	15.48	DESERT TACO LLC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	11.09	KID BIZ LLC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	5.17	CNY ATTRACTIONS LLC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
MFS LIFETIME 2045 FUND CLASS R2	56.91	MASS MUTUAL LIFE INSURANCE CO 1295 STATE STSPRINGFIELD MA 01111-0001
	15.33	MID ATLANTIC TRUST CO 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	8.00	VOYA RETIREMENT INS & ANNUITY CO 1 ORANGE WAY B3N WINDSOR CT 06095-4773
MFS LIFETIME 2045 FUND
CLASS R3	33.18	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	11.92	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023
	9.39	JOHN HANCOCK TRUST CO LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324
	8.56	DCGT 711 HIGH ST DES MOINES IA 50392-0001

1048341	21	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	7.92	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	7.52	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
	7.90	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	5.43	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	5.23	MATRIX TRUST COMPANY PO BOX 52129 PHOENIX AZ 85072-2129
MFS LIFETIME 2045 FUND
CLASS R4	23.91	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	22.78	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	18.43	SMC CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	15.72	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	12.35	ENKI HEALTH & RESEARCH SYSTEMS 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	14.71	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	10.79	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	6.44	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD 2T2GREENWOOD VLG CO 80111-5002
	6.02	FULTON BANK NA PO BOX 3215 LANCASTER PA 17604-3215
	5.06	NEW PIG CORPORATION PO BOX 3215 LANCASTER PA 17604-3215
MFS LIFETIME 2045 FUND
CLASS R6	33.49	T ROWE PRICE RETIREMENT PLAN SERVICES INC 4515 PAINTERS MILL RD OWINGS MILLS MD 21117-4903
	12.07	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	11.77	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	8.29	GREAT-WEST TRUST COMPANY LLC 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	7.52	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	6.74	MATRIX TRUST COMPANY PO BOX 52129 PHOENIX AZ 85072-2129
	6.50	ROMAN CATHOLIC ARCHDIOCESE OF INDPL PO BOX 52129 PHOENIX AZ 85072-2129
MFS LIFETIME 2050 FUND CLASS A	20.91	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.77	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	5.66	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	5.27	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	46.46	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2050 FUND CLASS B	19.75	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	16.15	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	11.34	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	8.39	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	43.97	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632

1048341	22	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2050 FUND CLASS C	15.93	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	12.54	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	9.36	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	48.62	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2050 FUND CLASS I	92.87	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
MFS LIFETIME 2050 FUND CLASS R1	38.99	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	35.42	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	18.60	COLLAGEN MATRIX 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	22.72	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	22.72	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
MFS LIFETIME 2050 FUND CLASS R2	34.44	MASS MUTUAL LIFE INSURANCE CO 1295 STATE ST SPRINGFIELD MA 01111-0001
	24.02	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228
	7.03	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	5.57	ASCENSUS TRUST CO PO BOX 10758 FARGO ND 58106-0758
	5.20	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	5.20	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
MFS LIFETIME 2050 FUND
CLASS R3	26.65	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	13.86	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	11.82	LINCOLN RETPLAN SERVICES COMPANY PO BOX 7876 T WAYNE IN 46801-7876
	10.54	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023
	8.79	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	8.43	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
	8.45	JOHN HANCOCK TRUST CO LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324
	6.12	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAYCOVINGTON KY 41015-1999
MFS LIFETIME 2050 FUND CLASS R4	35.95	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	32.75	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
	20.30	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	17.34	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	11.49	SMC CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	11.98	FULTON BANK NA PO BOX 3215 LANCASTER PA 17604-3215
	10.83	NEW PIG CORPORATION PO BOX 3215 LANCASTER PA 17604-3215

1048341	23	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	5.86	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
MFS LIFETIME 2050 FUND
CLASS R6	25.41	T ROWE PRICE RETIREMENT PLAN SERVICES INC 4515 PAINTERS MILL RD OWINGS MILLS MD 21117-4903
	17.16	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	11.83	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	8.84	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	7.84	MATRIX TRUST COMPANY PO BOX 52129 PHOENIX AZ 85072-2129
	7.00	ROMAN CATHOLIC ARCHDIOCESE OF INDPL PO BOX 52129 PHOENIX AZ 85072-2129
	5.92	GREAT-WEST TRUST COMPANY LLC 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	5.18	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAYCOVINGTON KY 41015-1999
MFS LIFETIME 2055 FUND CLASS A	20.27	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	19.12	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	44.69	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2055 FUND CLASS B	22.76	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	21.27	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	19.19	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	12.02	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
	23.06	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2055 FUND CLASS C	7.71	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	5.18	DANIEL S CARON 944 CLARK STGARDNER MA 01440-1220
	5.16	BRIAN L COX 8424 PALUXY HWYTOLAR TX 76476-6607
	5.04	TODD L GWYNN 2225 ARDON AVEORLANDO FL 32833-3902
	78.14	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2055 FUND CLASS I	15.88	AMANDA S HENDLEY 4175 VALLEY TRAIL DR SEATLANTA GA 30339-4642
	14.62	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
	14.03	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	58.19	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2055 FUND
CLASS R1	79.3	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	71.89	COLLAGEN MATRIX 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	10.89	ASCENSUS TRUST CO PO BOX 10758 FARGO ND 58106-0758
	9.65	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632

1048341	24	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2055 FUND CLASS R2	48.74	MASS MUTUAL LIFE INSURANCE CO 1295 STATE STSPRINGFIELD MA 01111-0001
	18.66	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	11.29	VOYA RETIREMENT INS & ANNUITY CO 1 ORANGE WAY B3N WINDSOR CT 06095-4773
MFS LIFETIME 2055 FUND
CLASS R3	31.53	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	14.48	GREAT-WEST TRUST CO LLC 8525 E ORCHARD RD GREENWOOD VLG CO 80111-5002
	7.89	OMNIPUTNAM 8525 E ORCHARD RD GREENWOOD VLG CO 80111-5002
	10.04	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	9.27	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
	10.02	JOHN HANCOCK TRUST CO LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324
	9.54	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023
	6.21	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAYCOVINGTON KY 41015-1999
MFS LIFETIME 2055 FUND
CLASS R4	30.81	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	30.27	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	20.54	SMC CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	6.02	FRICK PAPER CO PARTNERSHIP DBA PAPER MART 100 MAGELLAN WAY COVINGTON KY 41015-1999
	21.58	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	15.60	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	7.84	FULTON BANK NA PO BOX 3215 LANCASTER PA 17604-3215
	7.20	NEW PIG CORPORATION PO BOX 3215 LANCASTER PA 17604-3215
MFS LIFETIME 2055 FUND
CLASS R6	20.14	T ROWE PRICE RETIREMENT PLAN SERVICES INC 4515 PAINTERS MILL RD OWINGS MILLS MD 21117-4903
	15.27	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	10.29	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAYCOVINGTON KY 41015-1999
	9.24	MELTWATER NEWS US1, INC. 100 MAGELLAN WAYCOVINGTON KY 41015-1999
	10.16	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	10.10	MATRIX TRUST COMPANY PO BOX 52129 PHOENIX AZ 85072-2129
	9.16	ROMAN CATHOLIC ARCHDIOCESE OF INDPL PO BOX 52129 PHOENIX AZ 85072-2129
	8.98	GREAT-WEST TRUST COMPANY LLC 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	8.17	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	5.67	PIMS/PRUDENTIAL 8441 GULF FWY HOUSTON TX 77017-5000
	5.67	IBEW LOCAL UNION NO 716 8441 GULF FWY HOUSTON TX 77017-5000
MFS LIFETIME 2060 FUND CLASS A	41.29	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	17.09	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	33.79	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632

1048341	25	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2060 FUND
CLASS B	46.06	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
	24.33	SETH M EGGERT 15585 HALSEY AVECARVER MN 55315-9654
	14.44	JEFFREY J REHFELDT 2507 SHADY LNROCKFORD IL 61107-1030
	9.71	KAREN K EDMONSON 170 GOFF RD CLARKSDALE MS 38614-9094
	51.79	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2060 FUND CLASS C	11.34	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	11.12	PAI TRUST COMPANY INC 1300 ENTERPRISE DR DE PERE WI 54115-4934
	10.44	CARMOUCHE AND ASSOCIATES, LLC 1300 ENTERPRISE DR DE PERE WI 54115-4934
	8.99	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
	62.06	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2060 FUND
CLASS I	28.78	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
	26.57	TIMOTHY W DITTMER & CATHERINE S DITTMER 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
	9.76	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	8.88	DEANNA ANDERSON 1 DOW LN WINDHAM ME 04062-4371
	26.48	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2060 FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS LIFETIME 2060 FUND
CLASS R2	29.83	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET SPRINGFIELD MA 01111-0001
	28.90	VOYA RETIREMENT INS & ANNUITY CO 1 ORANGE WAY B3N WINDSOR CT 06095-4773
	11.75	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	11.75	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
	7.19	MID ATLANTIC TRUST CO 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	6.66	JOHN HANCOCK TRUST CO LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324
	5.84	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
MFS LIFETIME 2060 FUND
CLASS R3	33.70	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	15.47	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023
	13.79	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	11.87	JOHN HANCOCK TRUST CO LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324
	7.87	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	7.55	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
	6.24	MATRIX TRUST COMPANY PO BOX 52129 PHOENIX AZ 85072-2129
	6.24	ROBINSON N PO BOX 52129 PHOENIX AZ 85072-2129

1048341	26	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LIFETIME 2060 FUND
CLASS R4	41.07	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	32.04	SMC CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	6.60	KEESAL YOUNG & LOGAN 100 MAGELLAN WAYCOVINGTON KY 41015-1999
	33.43	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	8.30	RELIANCE TRUST CO PO BOX 28004 ATLANTA GA 30358-0004
	8.30	MASSMUTUAL PO BOX 28004 ATLANTA GA 30358-0004
	7.51	FULTON BANK NA PO BOX 3215 LANCASTER PA 17604-3215
	5.96	NEW PIG CORPORATION PO BOX 3215 LANCASTER PA 17604-3215
MFS LIFETIME 2060 FUND
CLASS R6	22.30	T ROWE PRICE RETIREMENT PLAN SERVICES INC 4515 PAINTERS MILL RD OWINGS MILLS MD 21117-4903
	17.70	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	14.74	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	11.76	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	5.20	GREAT-WEST TRUST COMPANY LLC 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
MFS LIFETIME 2065 FUND CLASS A	28.15	CHARLES E PORTO 205 PHEASANT RUNWEST BRANCH IA 52358-8580
	19.42	JOSUE L GARCIA 1500 NW 17TH ST # 1BATTLE GROUND WA 98604-8007
	17.16	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVEBOSTON MA 02199-7632
	12.53	BRIAN RUSSO & JENNIFER J RUSSO 21W634 DORCHESTER CT GLEN ELLYN IL 60137-6412
	66.09	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2065 FUND
CLASS C	83.14	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVEBOSTON MA 02199-7632
	13.32	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME 2065 FUND
CLASS I	97.99	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVEBOSTON MA 02199-7632
MFS LIFETIME 2065 FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVEBOSTON MA 02199-7632
MFS LIFETIME 2065 FUND
CLASS R2	73.71	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVEBOSTON MA 02199-7632
	26.29	PAI TRUST COMPANY INC 1300 ENTERPRISE DR DE PERE WI 54115-4934
	17.98	INTEGRITY RESTORATION & REMODELING 1300 ENTERPRISE DR DE PERE WI 54115-4934
	8.31	PARAGON ACCOUNTING AND TAX SOLUTION 1300 ENTERPRISE DR DE PERE WI 54115-4934
MFS LIFETIME 2065 FUND
CLASS R3	75.45	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVEBOSTON MA 02199-7632

1048341	27	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	24.55	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023
MFS LIFETIME 2065 FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVEBOSTON MA 02199-7632
MFS LIFETIME 2065 FUND
CLASS R6	64.32	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVEBOSTON MA 02199-7632
	13.10	MATRIX TRUST COMPANY PO BOX 52129 PHOENIX AZ 85072-2129
	13.10	ROMAN CATHOLIC ARCHDIOCESE OF INDPL PO BOX 52129 PHOENIX AZ 85072-2129
	9.16	T ROWE PRICE RETIREMENT PLAN SERVICES INC 4515 PAINTERS MILL RD OWINGS MILLS MD 21117-4903
	8.57	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
MFS LIFETIME INCOME FUND CLASS A	20.48	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	19.75	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET STSAINT LOUIS MO 63103-2523
	15.10	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	6.31	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	5.86	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	12.95	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME INCOME FUND
CLASS B	20.71	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	16.68	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	6.10	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	5.07	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	38.86	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIFETIME INCOME FUND
CLASS C	64.99	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET STSAINT LOUIS MO 63103-2523
	10.36	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
MFS LIFETIME INCOME FUND
CLASS I	19.11	JOSEPH C FLAHERTY JR & EVA M FLAHERTY S JOSEPH C FLAHERTY JR REV TRUST 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
	14.60	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	13.32	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	11.73	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	6.28	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET STSAINT LOUIS MO 63103-2523
	6.07	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	5.80	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	5.23	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	5.20	CHARLES SCHWAB & CO INC 211 MAIN STREET SAN FRANCISCO CA 94105-1901
MFS LIFETIME INCOME FUND
CLASS R1	63.89	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228

1048341	28	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	12.22	AVCOM AVIONICS & INSTRUMENTS 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	10.76	ENGINEERING SOCIETY OF BALTIMO 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	10.45	CUSTOM NEWS INC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	9.41	JESUIT CONFERENCE INC 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	7.71	COLLAGEN MATRIX 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	26.74	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
MFS LIFETIME INCOME FUND
CLASS R2	37.31	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	6.38	MICHAEL W MCELROY P C 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
	13.46	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	23.62	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	7.50	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	6.26	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
MFS LIFETIME INCOME FUND CLASS R3	27.27	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	27.15	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	21.86	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.87	JOHN HANCOCK TRUST CO LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324
	7.69	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023
	7.41	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002
	6.89	LINCOLN RETPLAN SERVICES COMPANY PO BOX 7876 T WAYNE IN 46801-7876
	5.49	DCGT 711 HIGH ST DES MOINES IA 50392-0001
MFS LIFETIME INCOME FUND
CLASS R4	41.00	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	23.91	SMC CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	15.53	CHAMPION CHEVROLET 100 MAGELLAN WAY COVINGTON KY 41015-1999
	22.27	GREAT-WEST TRUST CO LLC 8525 E ORCHARD RD GREENWOOD VLG CO 80111-5002
	19.35	OMNIPUTNAM 8525 E ORCHARD RD GREENWOOD VLG CO 80111-5002
	22.11	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	20.61	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
MFS LIFETIME INCOME FUND
CLASS R6	26.03	T ROWE PRICE RETIREMENT PLAN SERVICES INC 4515 PAINTERS MILL RD OWINGS MILLS MD 21117-4903
	16.13	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	10.67	MAC & CO 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502
	8.89	MATRIX TRUST COMPANY PO BOX 52129 PHOENIX AZ 85072-2129
	8.83	ROMAN CATHOLIC ARCHDIOCESE OF INDPL PO BOX 52129 PHOENIX AZ 85072-2129
	7.28	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

1048341	29	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	5.36	DCGT 711 HIGH ST DES MOINES IA 50392-0001
MFS LIMITED MATURITY FUND CLASS A	70.67	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	5.78	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIMITED MATURITY FUND
CLASS B	47.76	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	11.72	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	7.92	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	26.01	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIMITED MATURITY FUND
CLASS C	10.96	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	10.75	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	10.70	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	8.30	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	7.70	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	7.53	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.74	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET STSAINT LOUIS MO 63103-2523
	17.41	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS LIMITED MATURITY FUND CLASS I	19.79	MAC & CO 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502
	13.48	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	12.16	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	11.79	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	11.20	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901
	7.77	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET STSAINT LOUIS MO 63103-2523
	5.76	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS LIMITED MATURITY FUND
CLASS R1	73.37	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	13.27	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	13.27	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	8.50	JACALYN BARNETT LAW FIRM OF JACALYN F BARNETT K 15 E 91ST ST NEW YORK NY 10128-0648
MFS LIMITED MATURITY FUND
CLASS R2	51.81	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	12.81	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	12.81	ADVISOR TRUST, INC. 717 17TH ST STE 1300 DENVER CO 80202-3304
	11.58	RICHARD S HOROWITZ RICHARD S HOROWITZ MD 462 N LINDEN DR STE 434BEVERLY HILLS CA 90212-2429
	11.50	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529

1048341	30	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	11.50	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	5.26	ALICEA POLETTE TRUSTEE O B HILL TRUCKING & RIGGING CO INC C/O FASCORE LLC 8515 E ORCHARD RD # 2T2GREENWOOD VLG CO 80111-5002
MFS LIMITED MATURITY FUND
CLASS R3	33.35	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	18.25	QUOTIENT SCIENCES PHILADELPHIA LLC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	15.10	MIKE SHAW AUTOMOTIVE N 100 MAGELLAN WAY COVINGTON KY 41015-1999
	31.69	ASCENSUS TRUST COMPANY PO BOX 10758 FARGO ND 58106-0758
	28.07	LEBLANC & ASSOCIATES PO BOX 10758 FARGO ND 58106-0758
	18.57	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	14.57	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	14.57	ADVISOR TRUST, INC. 717 17TH ST STE 1300 DENVER CO 80202-3304
	6.23	ALLEGANY COUNTY BOARD OF EDU 717 17TH ST STE 1300 DENVER CO 80202-3304
MFS LIMITED MATURITY FUND CLASS R4	44.14	MATRIX TRUST COMPANY PO BOX 52129 PHOENIX AZ 85072-2129
	44.14	OPPORTUNITY BANK OF MONTANA PO BOX 52129 PHOENIX AZ 85072-2129
	28.60	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	24.50	QVINE CORPORATION 100 MAGELLAN WAY COVINGTON KY 41015-1999
	23.87	MATRIX TRUST COMPANY N35 IRON POINT CIR FOLSOM CA 95630-8587
	23.87	NEWPORT TRUST COMPANY N35 IRON POINT CIR FOLSOM CA 95630-8587
	19.62	WESTERN RESERVE HOSPITAL LLC N35 IRON POINT CIR FOLSOM CA 95630-8587
MFS LIMITED MATURITY FUND CLASS R6	37.65	STATE STREET BANK[1] 200 NEWPORT AVENUE EXT NORTH QUINCY MA 02171-2102
	31.07	MFS CONSERVATIVE ALLOCATION FUND 200 NEWPORT AVENUE EXT NORTH QUINCY MA 02171-2102
	6.58	MFS LIFETIME INCOME FUND 522G 200 NEWPORT AVENUE EXT NORTH QUINCY MA 02171-2102
	29.56	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	20.43	MAC & CO 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502
MFS MUNICIPAL LIMITED MATURITY FUND CLASS A	65.24	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	6.97	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	6.17	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET STSAINT LOUIS MO 63103-2523
MFS MUNICIPAL LIMITED MATURITY FUND CLASS B	38.95	STORM E MILLER 14320 BIDWELL AVE CLEVELAND OH 44111-1453
	34.87	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	18.63	SETH A BAUMBERGER 11364 SADDLEWOOD LN PAINESVILLE OH 44077-8937
	6.99	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	18.63	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632

1048341	31	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS MUNICIPAL LIMITED MATURITY FUND CLASS C	26.18	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	15.30	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	13.51	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET STSAINT LOUIS MO 63103-2523
	7.68	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	7.26	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	7.02	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.73	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS MUNICIPAL LIMITED MATURITY FUND
CLASS I	19.47	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	15.55	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	13.64	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	10.45	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12NEW YORK NY 10004-1901
	10.11	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	7.98	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	5.55	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET STSAINT LOUIS MO 63103-2523
MFS MUNICIPAL LIMITED MATURITY FUND CLASS R6	93.72	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS TOTAL RETURN BOND FUND CLASS A	82.78	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS TOTAL RETURN BOND FUND
CLASS B	24.62	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	18.67	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	17.11	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	6.12	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	17.54	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS TOTAL RETURN BOND FUND CLASS C	24.76	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	17.83	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	14.18	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	8.42	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	7.27	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	5.22	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632

1048341	32	AUGUST-SAI-COMBINED-SUP-I-062222

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS TOTAL RETURN BOND FUND
CLASS I	18.58	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	15.01	MAC & CO 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502
	13.83	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	13.48	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	7.34	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.26	SEI PRIVATE TRUST CO C/O ROCKLAND SWP 1 FREEDOM VALLEY DR OAKS PA 19456-9989
	6.37	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
MFS TOTAL RETURN BOND FUND
CLASS R1	26.16	JINA PHARMACEUTICALS INC TRUSTEE JINA PHARMACEUTICALS INC C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	22.60	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	11.43	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	11.43	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	10.53	MATRIX TRUST COMPANY 717 17TH ST STE 1300 DENVER CO 80202-3304
	10.53	ADVISOR TRUST, INC 717 17TH ST STE 1300 DENVER CO 80202-3304
	7.22	JOSHUA ADCOCK TRUSTEE NORTH AMERICAN RAILWAY SVCS INC 401 C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	5.99	KATRIN ROSENBERG TRUSTEE ROSENBERG USA C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
MFS TOTAL RETURN BOND FUND CLASS R2	43.24	TALCOTT RESOLUTION LIFE INS CO PO BOX 5051 HARTFORD CT 06102-5051
	20.55	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	7.58	MASS MUTUAL LIFE INSURANCE CO 1295 STATE ST SPRINGFIELD MA 01111-0001
	6.78	MID ATLANTIC TRUST COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228
MFS TOTAL RETURN BOND FUND
CLASS R3	54.83	JOHN HANCOCK TRUST CO LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324
	8.84	GREAT-WEST TRUST COMPANY LLC 8525 E ORCHARD RD GREENWOOD VLG CO 80111-5002
	5.29	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	5.29	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
MFS TOTAL RETURN BOND FUND
CLASS R4	33.09	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	17.30	DCGT 711 HIGH ST DES MOINES IA 50392-0001
	10.10	NATIONWIDE TRUST COMPANY C/O IPO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029
	9.50	GREAT-WEST TRUST CO LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
	8.34	RELIANCE TRUST CO PO BOX 48529 ATLANTA GA 30362-1529
	8.34	MASSMUTUAL PO BOX 48529 ATLANTA GA 30362-1529
	6.08	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC 100 MAGELLAN WAY COVINGTON KY 41015-1999
	5.39	SUNTRUST BANK 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002

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FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS TOTAL RETURN BOND FUND CLASS R6	34.25	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	39.42	STATE STREET BANK[1] 200 NEWPORT AVENUE EXTNORTH QUINCY MA 02171-2102
	17.45	MFS CONSERVATIVE ALLOCATION FUND 200 NEWPORT AVENUE EXT NORTH QUINCY MA 02171-2102
	16.82	MFS MODERATE ALLOCATION FUND 200 NEWPORT AVENUE EXT NORTH QUINCY MA 02171-2102
	5.15	MFS GROWTH ALLOCATION FUND 200 NEWPORT AVENUE EXT NORTH QUINCY MA 02171-2102
	8.88	MAC & CO 352066 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502

1 State Street Bank are record owners of shares of the Fund on behalf of certain investment companies advised by MFS.

As of June 1, 2022, no shares of MFS Core Bond Fund were owned because the Fund had not yet commenced operations.

Effective June 22, 2022, the fourth paragraph and table in the sub-section entitled "Compensation" under the main heading entitled “APPENDIX D – PORTFOLIO MANAGER(S)” are restated in their entirety as follows:

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2021, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)
MFS Corporate Bond Fund	Alexander Mackey	Bloomberg U.S. Credit Bond Index Lipper Corporate Debt Funds BBB-Rated Morningstar US Fund Corporate Bond Funds
	Henry Peabody	Bloomberg U.S. Credit Bond Index Lipper Corporate Debt Funds BBB-Rated Morningstar US Fund Corporate Bond Funds

MFS Lifetime 2020 Fund	Natalie Shapiro	Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2020 Funds
Morningstar US Fund Target-Date 2020 Funds

MFS Lifetime 2025 Fund	Natalie Shapiro	Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2025 Funds
Morningstar US Fund Target-Date 2025 Funds

MFS Lifetime 2030 Fund	Natalie Shapiro	Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2030 Funds
Morningstar US Fund Target-Date 2030 Funds

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Fund	Portfolio Manager	Benchmark(s)
MFS Lifetime 2035 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Lipper Mixed-Asset Target 2035 Funds

Morningstar US Fund Target-Date 2035 Funds

MFS Lifetime 2040 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Lipper Mixed-Asset Target 2040 Funds

Morningstar US Fund Target-Date 2040 Funds

MFS Lifetime 2045 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Lipper Mixed-Asset Target 2045 Funds

Morningstar US Fund Target-Date 2045 Funds

MFS Lifetime 2050 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Lipper Mixed-Asset Target 2050 Funds

Morningstar US Fund Target-Date 2050 Funds

MFS Lifetime 2055 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Lipper Mixed-Asset Target 2055+ Funds

Morningstar US Fund Target-Date 2055 Funds

MFS Lifetime 2060 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Lipper Mixed-Asset Target 2055+ Funds

Morningstar US Fund Target-Date 2060+ Funds

MFS Lifetime 2065 Fund	Natalie Shapiro

Standard & Poor's 500 Stock Index

MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Bloomberg Commodity Index

FTSE EPRA Nareit Developed Real Estate Index (net div)

Bloomberg U.S. Aggregate Bond Index

Lipper Mixed-Asset Target 2060+Funds

Morningstar US Fund Target-Date 2065+ Funds

1048341	35	AUGUST-SAI-COMBINED-SUP-I-062222

Fund	Portfolio Manager	Benchmark(s)
MFS Lifetime Income Fund	Natalie Shapiro	Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Today Funds
Morningstar US Fund Target-Date Retirement Funds

MFS Limited Maturity Fund	Philipp Burgener	Bloomberg 1-3 Year U.S. Government/Credit Bond Index Lipper Short Investment Grade Debt Funds Morningstar US Fund Short-Term Bond Funds
	Alexander Mackey	Bloomberg 1-3 Year U.S. Government/Credit Bond Index Lipper Short Investment Grade Debt Funds Morningstar US Fund Short-Term Bond Funds

MFS Municipal Limited Maturity Fund	Michael Dawson	Bloomberg Barclays 1-9 Year Municipal Bond Index Lipper Short-Intermediate Municipal Funds Morningstar US Fund Municipal National Short Funds
	Jason Kosty	Bloomberg Barclays 1-9 Year Municipal Bond Index Lipper Short-Intermediate Municipal Funds Morningstar US Fund Municipal National Short Funds
	Megan Poplowski[1]	Bloomberg Barclays 1-9 Year Municipal Bond Index Lipper Short-Intermediate Municipal Funds Morningstar US Fund Municipal National Short Funds
	Geoffrey Schechter	Bloomberg Barclays 1-9 Year Municipal Bond Index Lipper Short-Intermediate Municipal Funds Morningstar US Fund Municipal National Short Funds

MFS Total Return Bond Fund	Alexander Mackey	Bloomberg U.S. Aggregate Bond Index Lipper Core Bond Funds Morningstar US Fund Intermediate Core-Plus Bond Funds
	Joshua Marston	Bloomberg U.S. Aggregate Bond Index Lipper Core Bond Funds Morningstar US Fund Intermediate Core-Plus Bond Funds

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of March 1, 2022.

As of June 22, 2022, MFS expects the following benchmarks will be used to measure the following portfolio managers' performance for the following Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Core Bond Fund	Alexander Mackey	Bloomberg U.S. Aggregate Bond Index
	Joshua Marston	Bloomberg U.S. Aggregate Bond Index

Effective June 22, 2022, the following is added as the last paragraph in the sub-section entitled “Ownership of Fund Shares” under the main heading entitled “APPENDIX D – PORTFOLIO MANAGER(S)”:

As of June 1, 2022, no portfolio manager owned shares of MFS Core Bond Fund because the Fund had not yet commenced operations.

Effective June 22, 2022, the following is added to the table within the sub-section entitled “Other Accounts” under the main heading entitled “APPENDIX D – PORTFOLIO MANAGER(S)”:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Core Bond Fund	Alexander Mackey[1]	Registered Investment Companies[2]	18	$36.7 billion
		Other Pooled Investment Vehicles	5	$2.1 billion
		Other Accounts	5	$378.1 million

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
	Joshua Marston[1]	Registered Investment Companies[2]	10	$23.8 billion
		Other Pooled Investment Vehicles	11	$3.0 billion
		Other Accounts	18	$1.9 billion

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of May 31, 2022.

2 Does not include the Fund.

Effective June 22, 2022, the sub-section entitled “Class A, Class A1, and Class 529A Shares – General Provisions” under the sub-heading entitled “Commissions and Distribution Plan Payments” under the main heading entitled “APPENDIX I – FINANCIAL INTERMEDIARY COMPENSATION” is restated in its entirety as follows:

Class A, Class A1, and Class 529A Shares – General Provisions

For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

For Equity/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Commodity Strategy Fund, MFS Core Equity Fund, MFS Global Alternative Strategy Fund, MFS Emerging Markets Equity Fund, MFS Emerging Markets Equity Research Fund, MFS Equity Income Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Intrinsic Value Fund, MFS Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Prudent Investor Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Utilities Fund, and MFS Value Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

For Asset Allocation Funds (currently for this purpose, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund), and MFS Total Return Fund:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%

For Bond Funds (currently for this purpose, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Core Bond Fund, MFS Corporate Bond Fund, MFS Diversified Income Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Georgia Municipal Bond Fund, MFS Global Opportunistic Bond Fund, MFS Global High Yield Fund, MFS Government Securities Fund, MFS High Income Fund, MFS Income Fund, MFS Inflation-Adjusted Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Intermediate Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Total Return Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund) and MFS Lifetime Income Fund:

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Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%

For Short-Term Bond Funds (currently for this purpose, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $50,000	2.25%
$50,000 but less than $100,000	2.00%
$100,000 but less than $250,000	1.75%
$250,000 but less than $500,000	1.50%

The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the financial intermediary commission, is the amount of the initial sales charge retained by MFD. Because of rounding in the computation of offering price, the portion of the sales charge retained by MFD may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. From time to time, MFD may pay financial intermediaries up to 100% of the applicable initial sales charge of Class A, Class A1, and Class 529A shares of certain specified MFS Funds sold by financial intermediaries during a specified sales period. In addition, with respect to Class A and Class 529A shares (except MFS Municipal High Income Fund), financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Effective July 1, 2022, the subsection, "Class A, Class A1, and Class 529A Shares – General Provisions," is restated in its entirety as follows:

Class A, Class A1, and Class 529A Shares – General Provisions

For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

For Equity/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Commodity Strategy Fund, MFS Core Equity Fund, MFS Global Alternative Strategy Fund, MFS Emerging Markets Equity Fund, MFS Emerging Markets Equity Research Fund, MFS Equity Income Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Intrinsic Value Fund, MFS Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Prudent Investor Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Utilities Fund, and MFS Value Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

For Asset Allocation Funds (currently for this purpose, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund), MFS Global Total Return Fund, and MFS Total Return Fund:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%

For certain Bond Funds (currently for this purpose, MFS Core Bond Fund, MFS Corporate Bond Fund, MFS Diversified Income Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Global Opportunistic Bond Fund, MFS Global High

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Yield Fund, MFS Government Securities Fund, MFS High Income Fund, MFS Income Fund, MFS Inflation-Adjusted Bond Fund, and MFS Total Return Bond Fund) and MFS Lifetime Income Fund:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%

For certain Municipal Bond Funds (currently for this purpose, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Intermediate Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%

For MFS Limited Maturity Fund:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $50,000	2.25%
$50,000 but less than $100,000	2.00%
$100,000 but less than $250,000	1.75%
$250,000 but less than $500,000	1.50%

For MFS Municipal Limited Maturity Fund:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $50,000	2.25%
$50,000 but less than $100,000	2.00%
$100,000 but less than $250,000	1.75%

The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the financial intermediary commission, is the amount of the initial sales charge retained by MFD. Because of rounding in the computation of offering price, the portion of the sales charge retained by MFD may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. From time to time, MFD may pay financial intermediaries up to 100% of the applicable initial sales charge of Class A, Class A1, and Class 529A shares of certain specified MFS Funds sold by financial intermediaries during a specified sales period. In addition, with respect to Class A and Class 529A shares (except MFS Municipal High Income Fund), financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Effective June 22, 2022, the following is added to " APPENDIX K – INVESTMENT RESTRICTIONS ":

For MFS Core Bond Fund

As fundamental investment restrictions, the Fund:

1.	May borrow money to the extent not prohibited by applicable law.

2.	May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.	May issue senior securities to the extent not prohibited by applicable law.

4.	May make loans to the extent not prohibited by applicable law.

5.	May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6.	May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a

1048341	39	AUGUST-SAI-COMBINED-SUP-I-062222

political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for the Fund’s fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

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